12. CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Convertible notes summarized
				Balance
		Accrued	Debt	As of
	Principal	Interest	Discount	June 30, 2015
6% Senior secured convertible notes (2012)	$413,680	$115,009	$-	$528,689
6% Secured convertible note (2014)	350,000	20,055	(172,616)	197,439
7% Convertible note ($850,000)	250,000	73,726	(31,251)	292,475
7% Convertible note ($1,000,000)	250,000	104,222	(34,101)	320,121
	$1,263,680	$313,012	$(237,968)	$1,338,724

	Principal	Accrued Interest	Debt Discount	Balance As of December 31, 2014
6% Senior secured convertible notes (2012)	$413,680	$71,669	$(20,486)	$464,863
6% Secured convertible note (2014)	350,000	9,641	(261,308)	98,333
7% Convertible note ($850,000)	250,000	43,973	(93,753)	200,220
7% Convertible note ($1,000,000)	250,000	74,468	(102,279)	222,189
	$1,263,680	$199,751	$(477,826)	$985,605